Provisions and contingent liabilities	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Provisions and contingent liabilities
Provisions and contingent liabilities

15.   Provisions and contingent liabilities

(a)	This caption is made up as follows:

	As of				As of
	January 1,		Accretion		December 31,
	2021	Changes	expense	Disbursements	2021
	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)

Closure of mining units exploration projects (b)	277,689	1,779	5,623	(13,104)	271,987
Environmental liabilities	5,038	16,557	363	(2,002)	19,956
Safety contingencies	4,536	1,323	—	(227)	5,632
Environmental contingencies	2,874	3,425	—	(1,135)	5,164
Labor contingencies	4,080	381	—	(40)	4,421
Tax contingencies	3,110	299	—	—	3,409
Obligations with communities	3,605	(1,010)	—	—	2,595
Other provisions	480	(317)	—	—	163

	301,412	22,437	5,986	(16,508)	313,327

Classification by maturity:
Current portion	51,816				81,039
Non-current portion	249,596				232,288

	301,412				313,327

(b)	Provision for closure of mining units and exploration projects -

The table below presents the movement of the provision for closure of mining units and exploration projects:

	2021	2020
	US$(000)	US$(000)

Beginning balance	277,689	252,305

Additions (reversals) in estimates
Continuing mining units, note 11(a)	(3,272)	31,500
Discontinued mining units, note 1(e)	3,021	58
Exploration projects, note 28(a)	2,030	642

Accretion expense
Continuing mining units, note 29(a)	5,522	6,424
Exploration projects, note 29(a)	76	248
Discontinued mining units, note 1(e)	25	176
Sale of mining unit, note 1(e)	—	(5,093)

Disbursements	(13,104)	(8,571)

Ending balance	271,987	277,689

Classification by maturity:
Current portion	54,013	32,462
Non-current portion	217,974	245,227

	271,987	277,689

The provision for closure of mining units and exploration projects represents the present value of the closure costs that are expected to be incurred between the years 2022 and 2041. The Group recognizes the provision of closure of mining units and explorations projects based on estimates of studies and activities that meet the environmental regulations in effect and that will be approved by the Ministry of Energy and Mines. The Group recognizes the provision of continued operations based on its analysis and estimates prepared by independent advisors and reviewed by the Group´s management. Provisions related to discontinued operations are based on estimates prepared by internal advisors.

The provision for closure of mining units and exploration projects corresponds mostly to activities that must be carried out for restoring the mining units and areas affected by operation and production activities. The principal works to be performed correspond to earthworks, re-vegetation efforts and dismantling of the plants. Closure budgets are reviewed regularly to take into account any significant change in the studies conducted. Nevertheless, the closure costs of mining units will depend on the market prices for the closure works required, which would reflect future economic conditions. Also, the time when the disbursements will be made depends on the useful life of the mine, which will be based on future metals prices.

As of December 31, 2021, the future value of the provision for closure of mining units and exploration projects was US$310.7 million, which has been discounted using annual risk-free rates from minimums of 0.29% to 3.63%, in periods of 1 to 20 years (as of December 31, 2020, the provision was US$277.7 million). The Group believes that this liability is sufficient to meet the current environmental protection laws approved by the Ministry of Energy and Mines.

As of December 31, 2021, the Group has constituted letters of credit in favor of the Ministry of Energy and Mines for US$155.9 million (US$140.0 million as of December 31, 2020) to secure current mine closure plans of its mining units and exploration projects to date.

Minera Yanacocha SRL and subsidiary [Member]
Provisions and contingent liabilities
Provisions and contingent liabilities

13.   Provisions

(a)	This caption is made up as follows:

	2021	2020
	US$(000)	US$(000)

Provisions
Provision for mine closure and exploration projects (b)	2,515,914	1,738,428
Provision of social responsibility (c)	14,659	16,609
Other provisions	5,111	7,352
	2,535,684	1,762,389
Classification by maturity:
Current portion	141,728	101,786
Non-current portion	2,393,956	1,660,603
	2,535,684	1,762,389

(b)	Provision for mine closure and explorations projects -

The Company’s mining and exploration activities are subject to various laws and regulations governing the protection of the environment. These laws and regulations are continually changing and are generally becoming more restrictive. The Company conducts its operations so as to protect the public health and environment and believes its operations are in compliance with all applicable laws and regulations in all material respects. The Company has made, and expects to make in the future, expenditures to comply with such laws and regulations, but cannot predict the amount of such future expenditures. Estimated future reclamation costs are based principally on legal and regulatory requirements.

The provision for mine closure comprises activities to be carried out by the Company in the restoration of mines and adjacent areas in the completion stage of the gold extraction process. Such activities include the restoration of mining locations, water treatment plant operations, as well as reforestation and land treatments.

The movement of the provision for mine closure for 2021, 2020 and 2019 is broken down as follows:

	2021	2020	2019
	US$(000)	US$(000)	US$(000)

Opening balance	1,738,428	1,608,380	1,294,464
Additional provisions	815,123	120,655	301,096
Payments	(71,247)	(22,656)	(23,889)
Unwinding of discount, note 23	33,610	32,049	36,709
Ending balance	2,515,914	1,738,428	1,608,380

Classification by maturity
Current portion	135,317	92,706	39,156
Non-current portion	2,380,597	1,645,722	1,569,224

	2,515,914	1,738,428	1,608,380

The provision for mine closure and exploration projects represents the present value of the closure costs that are expected to be incurred between the years 2022 and 2071.

There were minimal changes to the updated closure plan in 2017 prior to submitting to Peruvian regulators in September 2017. The regulators completed their review and approved the updated closure plan in November 2017.

During the years ended December 31, 2021, 2020 and 2019, the Company recorded an increase to the reclamation liability of US$815 million, US$121 million and US$301 million, respectively. The update to the reclamation obligation resulted in an decrease to the recorded asset retirement cost asset of US$7.9 million (US$4 million decrease and US$159 million increase in 2020 and 2019, respectively) related to the producing portions of the mine (see note 11) and a non-cash charge to reclamation expense for the year ended December 31, 2021 of US$823 million (US$124 million and US$142 million as December 31, 2020 and 2019, respectively) related to the areas of Carachugo, Yanacocha, Maqui Maqui and Cerro Negro operations no longer in production (see note 19). The increase of the 2021 reclamation obligation is mainly due to the expected construction of two water treatment plants, a related increase in the annual operating costs over the extended closure period, and initial consideration of known risks (including the associated risk that these water treatment estimates could change in the future as more work is completed), whereas in 2020 the increase was mainly due to higher water treatment costs. The discount rates used in the calculation of the provision as December 31, 2021, 2020 and 2019 were between 0.4% and 6.0%.

(c)	Provision of social responsibility -

The provision of social responsibility relates to community commitments to develop projects near the mine site, including training and support for other activities such as building infrastructure and donations.

The movement of the provision for social responsibility for 2021, 2020 and 2019 is broken down as follows:

	2021	2020	2019
	US$(000)	US$(000)	US$(000)

Opening balance	16,609	18,326	18,010
Payments	(1,062)	(6)	(572)
Closed items	(888)	—	—
Corrections	—	(1,711)	—
Additional provision	—	—	888
Ending balance	14,659	16,609	18,326

Classification by maturity
Current portion	1,316	1,728	761
Non-current portion	13,343	14,881	17,565

	14,659	16,609	18,326

Sociedad Minera Cerro Verde S.A.A. [Member]
Provisions and contingent liabilities
Provisions and contingent liabilities

11.   Provisions

This item is made up as follows:

	December 31,	December 31,
	2021	2020
	US$(000)	US$(000)

Current:
Provision for social commitments (a)	9,399	9,469
Provision for remediation and mine closure (b)	2,968	156
Provision for legal contingencies (c)	350	—
Total current	12,717	9,625

Non–current:
Provision for remediation and mine closure (b)	219,942	237,387
Provision for uncertainty over income tax treatments (d)	7,878	12,872
Provision for legal contingencies (c)	2,004	1,924
Provision for social commitments (a)	1,226	1,226
Other long-term liabilities (e)	401	9,583
Provision for disputed mining royalties (f)	—	44,982

Total non-current	231,451	307,974

(a)   The provision for social commitments is associated with repaving the Alata-Congata Road (US$6.3 million as of December 31, 2021 and 2020) and an irrigation project in La Joya (US$4.4 million as of December 30, 2021 and 2020).

(b)   The Company’s mineral exploitation activities are subject to environmental protection standards. In order to comply with these standards, the Company has obtained the approval for the Environment Adequacy Program (PAMA) and for the Environmental Impact Studies (EIA), required for the operation of Cerro Verde’s production unit.

On October 14, 2003, Law 28090 was enacted, which regulates the commitments and procedures that entities involved in mining activities must follow in order to prepare, file and implement a mine site closure plan, as well as the respective environmental guarantees that assure compliance with the plan in accordance with protection, conservation and restoration of the environment. On August 15, 2005, the regulations regarding this law were approved.

During 2006, in compliance with the mentioned law, the Company completed the closure plans for its mine site and presented these plans to the Ministry of Energy and Mines.

The closure plans for its mine site were approved by Resolution No 302-2009 MEM-AAM and its modifications were approved by Resolution No 207-2012 MEM-AAM, Resolution No 186-2014 MEM-DGAAM and its last modification, Resolution No 032-2018 MEM-DGAAM. As of December 31, 2021, pursuant to legal requirements, the Company has issued a letter of credit to the Ministry of Energy and Mines totaling US$68.2 million to secure mine closure plans.

The estimate of remediation and mine closure costs is based on studies prepared by independent consultants and based on current environmental regulations. This provision corresponds mainly to the activities to be performed in order to restore the areas affected by mining activities. The main tasks to be performed include ground removal, soil recovery, and dismantling of plant and equipment.

The table below presents the changes in the provision for remediation and mine closure:

	2021	2020
	US$(000)	US$(000)

Beginning balance	237,543	195,900
Accretion expense	3,715	4,196
Changes in estimates (see Note 7)	(18,271)	37,569
Progressive mine closure payments in hydrometallurgy process	(87)	(122)
Exchange rate effect	10	—
Final balance	222,910	237,543

As of December 31, 2021, the Company’s provision for remediation and mine closure was US$222.9 million (reflecting the future value of the provision for remediation and mine closure of US$374.3 million, discounted using an annual risk-free rate of 1.93%). As of December 31, 2020, the Company’s provision for remediation and mine closure was US$237.5 million (reflecting the future value of the provision for remediation and mine closure of US$374.4 million, discounted using an annual risk-free rate of 1.56%). The Company considers this liability sufficient to meet the current environmental protection laws approved by the Ministry of Energy and Mines.

As of December 31, 2021 and 2020, changes in estimates (a decrease of US$18.3 million and an increase of US$37.6 million, respectively) mainly corresponded to changes in the annual credit-adjusted, risk-free interest rate.

(c)	The provision for legal contingencies is associated with OSINERGMIN (Organismo Supervisor de la Inversión en Energía y Minería) and SUNAFIL (Superintendencia Nacional de Fiscalización Laboral) fines, which have been appealed by the Company.
(d)	As of December 31, 2021, represents interest and penalties related to income tax for the years 2017 and 2018 and related taxes, determined in accordance with the IFRIC 23, “Uncertainty over Income Tax Treatments”.

As of December 31, 2020, represents interest and penalties related to income tax for the years 2014, 2017 through 2019, determined in accordance with the IFRIC 23, “Uncertainty over Income Tax Treatments”.

(e)	Represents SUNAT assessments for prior years related to income and non-income tax interest and penalties and non-income tax contingencies in which the Company expects to obtain an unfavorable result.
(f)	As of December 31, 2020, represents interest and penalties associated with income tax related to disputed mining royalties for the year 2010. In July 2021, the Company decided to pay the income tax related to ,the disputed mining royalties for the year 2010, including interest and penalties.